Other financial liabilities (Details 3) - CLP ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 263,261,589,000	$ 230,168,205	$ 168,118,198,000	$ 187,152,733,000
Fixed Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	182,547,357,000	151,793,854,000
Fixed Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	6,102,155,000	1,079,507,000
Fixed Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	65,836,938,000	33,921,475,000
Fixed Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	100,928,433,000	102,088,686,000
Fixed Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	8,987,505,000	12,962,674,000
Fixed Interest Rate | UYI [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	692,326,000	1,741,512,000
Variable Interest Rate
Disclosure of other financial liabilities [Line Items]
Financial liabilities	6,560,842,000	8,695,713,000
Variable Interest Rate | US Dollar
Disclosure of other financial liabilities [Line Items]
Financial liabilities	4,843,243,000	5,272,884,000
Variable Interest Rate | Chilean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Unidades de Fomento
Disclosure of other financial liabilities [Line Items]
Financial liabilities	0	0
Variable Interest Rate | Argentinean Pesos
Disclosure of other financial liabilities [Line Items]
Financial liabilities	1,717,599,000	3,422,829,000
Variable Interest Rate | UYI [Member]
Disclosure of other financial liabilities [Line Items]
Financial liabilities	$ 0	$ 0